Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
As of December 31, 2021, the future annual minimum lease payments for operating leases are as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Future annual minimum lease payments	$1,203	$1,190	$1,007	$952	$935	$1,346	$6,633

Lease, Cost
The table below presents rent expense under all leases for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Rent expense	$1,612	$198	$367	$323